Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (“PEO”) and non-PEO Named Executive Officers (“Non-PEO NEOs”) and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.
Fiscal Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (“TSR”) (2)	Net Loss (in thousands)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$—	$—	$—	$—	$86.06	$(56.2)
2024	$—	$—	$—	$—	$93.03	$(68.3)
2023	$—	$—	$—	$—	$195.03	$(125.5)
(1)	The following table lists the PEO and Non-PEO NEOs for each of fiscal years 2025, 2024 and 2023:
Year	PEO	Non-PEO NEOs
2025, 2024 and 2023	William Hayde	Keith L. Merrell
(2)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to our PEOs in accordance with the Pay Versus Performance Rules:

(3)
Assumes $100 invested in our common shares on December 31, 2022, and calculated based on the difference between the share price of our common stock at the end and the beginning of the measurement period, and reinvestment of all dividends. No cash dividends were paid in 2023, 2024 or 2025.

(5)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The following table lists the PEO and Non-PEO NEOs for each of fiscal years 2025, 2024 and 2023:
Year	PEO	Non-PEO NEOs
2025, 2024 and 2023	William Hayde	Keith L. Merrell

PEO Total Compensation Amount	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0	0
Non-PEO NEO Average Total Compensation Amount	0	0	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 0	0	0
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As shown in the following graph, the compensation actually paid to our PEOs and the average amount of compensation actually paid to our Non-PEO NEOs as a group during the periods presented do note have any correlation because we did not pay any executive compensation during the years ended 2025, 2024 or 2023.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
Our company has not historically looked to net loss as a performance measure for our executive compensation program. Our net loss was $125,526 in 2023, $68,345 in 2024, and $56,182 in 2025.

Total Shareholder Return Amount	$ 86.06	93.03	195.03
Net Income (Loss)	$ (56,200)	$ (68,300)	$ (125,500)
PEO Name	William Hayde